Income Taxes - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Country of Domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 0	$ 0
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 0	$ 0